Employment benefit plan - Sensitivity Analysis (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on discount rate or salary due to increase in actuarial assumptions	₨ (3,406)	₨ (2,696)
Impact on discount rate or salary due to decrease in actuarial assumptions	₨ 2,736	₨ 2,844
Percentage of increase in actuarial assumptions	0.50%	0.50%
Percentage of decrease in actuarial assumptions	0.50%	0.50%
Expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on discount rate or salary due to increase in actuarial assumptions	₨ 1,967	₨ 2,251
Impact on discount rate or salary due to decrease in actuarial assumptions	₨ (2,763)	₨ (2,188)
Percentage of increase in actuarial assumptions	0.50%	0.50%
Percentage of decrease in actuarial assumptions	0.50%	0.50%